Organization and nature of operations (Details Narrative) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Feb. 11, 2022	Dec. 28, 2021
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues		20
Shares issued price per share		$ 2.50
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues	16
Stock issued during period new value issues	$ 40